Cat Financial Financing Activities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-accrual and past due loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Non-accrual and past due loans and finance leases
Period after which unpaid installments are considered as past due (in days)	30 days
Period after which collection of future income is considered as not probable (in days)	120 days
Aging related to loans and finance leases
31-60 days past due	$ 229	$ 188	$ 194
61-90 days past due	105	70	104
91 or more days past due	349	418	442
Total Past Due	683	676	740
Current	23,378	22,632	19,240
Total Finance Receivables	24,061	23,308	19,980
91+ Still Accruing	22	28	58
Finance Receivables | North America
Aging related to loans and finance leases
Total Finance Receivables	8,864	8,030	7,291
Finance Receivables | Europe
Aging related to loans and finance leases
Total Finance Receivables	3,025	2,740	2,281
Finance Receivables | Asia Pacific
Aging related to loans and finance leases
Total Finance Receivables	3,471	3,789	3,038
Finance Receivables | Mining
Aging related to loans and finance leases
Total Finance Receivables	2,144	1,974	1,485
Finance Receivables | Latin America
Aging related to loans and finance leases
Total Finance Receivables	3,466	3,603	2,965
Finance Receivables | Caterpillar Power Finance
Aging related to loans and finance leases
Total Finance Receivables	3,091	3,172	2,920
Finance Receivables | Customer
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on nonaccrual status	425	513	472
Aging related to loans and finance leases
Total Finance Receivables	20,296	19,424	17,593
Finance Receivables | Customer | North America
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on nonaccrual status	26	59	112
Aging related to loans and finance leases
31-60 days past due	37	35	74
61-90 days past due	12	8	39
91 or more days past due	24	52	111
Total Past Due	73	95	224
Current	6,508	5,872	5,378
Total Finance Receivables	6,581	5,967	5,602
91+ Still Accruing	0	0	9
Finance Receivables | Customer | Europe
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on nonaccrual status	28	38	58
Aging related to loans and finance leases
31-60 days past due	26	23	27
61-90 days past due	15	9	11
91 or more days past due	29	36	57
Total Past Due	70	68	95
Current	2,805	2,487	2,129
Total Finance Receivables	2,875	2,555	2,224
91+ Still Accruing	6	6	10
Finance Receivables | Customer | Asia Pacific
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on nonaccrual status	50	36	24
Aging related to loans and finance leases
31-60 days past due	54	53	47
61-90 days past due	23	19	23
91 or more days past due	59	54	38
Total Past Due	136	126	108
Current	2,752	2,912	2,769
Total Finance Receivables	2,888	3,038	2,877
91+ Still Accruing	11	18	14
Finance Receivables | Customer | Mining
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on nonaccrual status	23	12	12
Aging related to loans and finance leases
31-60 days past due	3	0	0
61-90 days past due	0	1	0
91 or more days past due	12	12	12
Total Past Due	15	13	12
Current	2,128	1,960	1,473
Total Finance Receivables	2,143	1,973	1,485
91+ Still Accruing	0	0	0
Finance Receivables | Customer | Latin America
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on nonaccrual status	179	148	108
Aging related to loans and finance leases
31-60 days past due	54	62	32
61-90 days past due	25	19	15
91 or more days past due	165	138	99
Total Past Due	244	219	146
Current	2,474	2,500	2,339
Total Finance Receivables	2,718	2,719	2,485
91+ Still Accruing	5	0	0
Finance Receivables | Customer | Caterpillar Power Finance
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on nonaccrual status	119	220	158
Aging related to loans and finance leases
31-60 days past due	55	15	14
61-90 days past due	30	14	16
91 or more days past due	60	126	125
Total Past Due	145	155	155
Current	2,946	3,017	2,765
Total Finance Receivables	3,091	3,172	2,920
91+ Still Accruing	0	4	25
Finance Receivables | Dealer
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on nonaccrual status	0	0	0
Aging related to loans and finance leases
Total Finance Receivables	3,765	3,884	2,387
Finance Receivables | Dealer | North America
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	2,283	2,063	1,689
Total Finance Receivables	2,283	2,063	1,689
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Europe
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	150	185	57
Total Finance Receivables	150	185	57
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Asia Pacific
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	583	751	161
Total Finance Receivables	583	751	161
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Mining
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	1	1	0
Total Finance Receivables	1	1	0
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Latin America
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	748	884	480
Total Finance Receivables	748	884	480
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	0	0	0
Total Finance Receivables	0	0	0
91+ Still Accruing	$ 0	$ 0	$ 0